Earnings Per Share (Tables)	12 Months Ended
Aug. 29, 2013
Earnings Per Share [Abstract]
Basic and diluted earnings per share

For the year ended	2013	2012	2011
Net income (loss) available to Micron shareholders – Basic and Diluted	$1,190	$(1,032)	$167

Weighted-average common shares outstanding – Basic	1,021.7	991.2	988.0
Net effect of dilutive equity awards, convertible notes and escrow shares	34.6	—	19.5
Weighted-average common shares outstanding – Diluted	1,056.3	991.2	1,007.5

Earnings (loss) per share:
Basic	$1.16	$(1.04)	$0.17
Diluted	1.13	(1.04)	0.17

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Listed below are the potential common shares, as of the end of the periods shown, that could dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been antidilutive:

For the year ended	2013	2012	2011
Employee stock plans	39.9	104.8	81.4
Convertible notes	186.0	257.6	182.7